SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of movement of contract assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Opening balance	¥ 242,881	¥ 881,296
Addition in the current year	67,278	1,236,968
Collection in the current year	(170,261)	(1,618,631)
Write off in the current year	(87,362)	(256,752)
Transfer out due to disposal of Shanghai Caiyin	(190,491)
Reclass to refund liability	(137,955)
Ending balance	0	242,881
Current loan products
Opening balance	54,615	335,550
Addition in the current year	41,747	898,142
Collection in the current year	(41,134)	(1,001,265)
Write off in the current year	(46,306)	(177,812)
Transfer out due to disposal of Shanghai Caiyin	(140,988)
Reclass to refund liability	(132,066)
Ending balance	0	54,615
Other online standard loan products
Opening balance	14,102	162,942
Addition in the current year	3,827	26,987
Collection in the current year	(10,398)	(107,384)
Write off in the current year	(5,382)	(68,443)
Transfer out due to disposal of Shanghai Caiyin	(6,492)
Reclass to refund liability	(4,343)
Ending balance	0	14,102
Offline and non-standard loan products
Opening balance	163,026	376,304
Addition in the current year	21,704	41,548
Collection in the current year	(107,591)	(244,329)
Write off in the current year	(35,674)	(10,497)
Transfer out due to disposal of Shanghai Caiyin	(43,011)
Reclass to refund liability	(1,546)
Ending balance	0	163,026
Other services
Opening balance	11,138	6,500
Addition in the current year		270,291
Collection in the current year	(11,138)	(265,653)
Transfer out due to disposal of Shanghai Caiyin	0
Ending balance	¥ 0	¥ 11,138